Ivy Funds

Supplement dated March 17, 2014 to the

Ivy Emerging Markets Equity Fund (formerly, Ivy Pacific Opportunities Fund) Prospectus dated February 11, 2014

The following replaces the Annual Fund Operating Expenses table and footnotes in the “Fees and Expenses” section on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.53%	0.98%	0.57%	0.26%	0.34%	0.26%
Total Annual Fund Operating Expenses	1.74%	2.94%	2.53%	1.22%	1.80%	1.47%
Fee Waiver and/or Expense Reimbursement[3,4]	0.24%	0.44%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	2.50%	2.53%	1.22%	1.80%	1.47%

[1]
For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]
Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

[4]
Through July 30, 2016, Ivy Investment Management Company (IICO), the Fund’s investment manager, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.50% and Class B shares at 2.50%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

The following replaces the “Example” section on pages 3-4:

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account that expenses were reduced for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,046	$1,421	$2,470
Class B Shares	653	1,125	1,568	2,911
Class C Shares	256	788	1,345	2,866
Class I Shares	124	387	670	1,477
Class R Shares	183	566	975	2,116
Class Y Shares	150	465	803	1,757

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,046	$1,421	$2,470
Class B Shares	253	825	1,468	2,911
Class C Shares	256	788	1,345	2,866
Class I Shares	124	387	670	1,477
Class R Shares	183	566	975	2,116
Class Y Shares	150	465	803	1,757